Derivative Instruments and Hedging Activities - Effects of Fair Value of Derivative Instruments in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Interest Rate Swap [Member] | Other Non-Current Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Cash Flow Hedge Derivative Instrument Liabilities at Fair Value	$ (9,803)	$ (11,440)